LEGACY ESS REDEEMABLE CONVERTIBLE PREFERRED STOCK - Schedule of Warrants Outstanding (Details) - shares	Dec. 31, 2021	Oct. 07, 2021	Dec. 31, 2020
Class of Warrant or Right [Line Items]
Warrants (in shares)	11,461,247		0
Legacy ESS
Class of Warrant or Right [Line Items]
Warrants (in shares)	0		2,560,568
Common Stock Warrants | Legacy ESS
Class of Warrant or Right [Line Items]
Warrants (in shares)	0		450,153
Series B Preferred Warrants | Legacy ESS
Class of Warrant or Right [Line Items]
Warrants (in shares)	0	100,161	2,007,308
Series C-1 Preferred Warrants | Legacy ESS
Class of Warrant or Right [Line Items]
Warrants (in shares)	0		103,107